OTHER CURRENT LIABILITIES (Changes in the Product Warranty Accrual)(Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Payables and Accruals [Abstract]
Balance as of beginning of year	$ 3,883	$ 2,356
Acquisition of ReVera		973
Services provided under warranty	(4,168)	(4,221)
Changes in provision	4,643	4,775
Balance as of end of year	$ 4,358	$ 3,883